Stock-Based Compensation (Details 2) - Performance Shares [Member]	3 Months Ended
Mar. 31, 2021 $ / shares shares
Number of PSUs
Outstanding beginning balance, Number of PSUs | shares
Granted, Number of PSUs | shares	1,523,154
Vested, Number of PSUs | shares
Outstanding ending balance, Number of PSUs | shares	1,523,154
Weighted-Average Fair Value
Outstanding beginning balance, Weighted-Average Fair Value | $ / shares
Granted, Weighted-Average Fair Value | $ / shares	5.29
Vested, Weighted-Average Fair Value | $ / shares
Outstanding ending balance, Weighted-Average Fair Value | $ / shares	$ 5.29